Derivative financial instruments (Income (loss) recorded in comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivative premium and amortization	$ 3,437	$ 1,597	$ 0
Net loss on derivatives, tax	(11,679)	8,402	12,845
Net gain (loss) on derivatives, net of tax	81,751	(58,814)	(89,918)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges	87,800	(62,967)	(102,725)
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges	$ 2,193	$ (5,846)	$ (38)